EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of conversion option is exercised under the convertible notes currently issued
	as of December 31, 2022				as of December 31, 2021
	N° of authorized shares	N° of Subscribed of shares and paid or delivered pursuant to the exercise of the conversion option	N° of convertible notes back-up shares pending to place	N° of shares to subscribe or not used	N° of authorized shares	N° of subscribed shares and paid	N° of shares to subscribe or not used
Opening Balance	606,407,693	606,407,693	-	-	606,407,693	606,407,693	-
New shares issued	73,809,875,794	73,809,875,794	-	-	-	-	-
Convertible Notes G	19,992,142,087	18,820,511,197	960,098	960,098	1,170,670,792	-	-
Convertible Notes H	126,661,409,136	126,657,203,849	4,205,287	4,205,287	-	-	-
Convertible Notes I	385,337,858,290	385,337,856,192	-	2,098	-	-	-
Subtotal	605,801,285,307	604,625,447,032	5,165,385	1,170,672,890	-	-	-
Closing Balance	606,407,693,000	605,231,854,725	5,165,385	1,170,672,890	606,407,693	606,407,693	-

Schedule of movement of fully paid shares
Paid- in
Capital
ThUS$
Initial balance as of January 1, 2020	3,146,265
There are no movements of shares paid during the 2020 year	-
Ending balance as of December 31, 2020	3,146,265
Initial balance as of January 1, 2021	3,146,265
There are no movements of shares paid during the 2021 period	-
Ending balance as of December 31, 2021	3,146,265
Initial balance as of January 1, 2022	3,146,265
New shares issued (ERO)	800,000
Conversion options of convertible notes exercised during the year - Convertible Notes G (1)	1,115,996
Conversion options of convertible notes exercised during the year - Convertible Notes H	1,372,798
Conversion options of convertible notes exercised during the year - Convertible Notes I (2)	6,863,427
Subtotal	10,152,221
Ending balance as of December 31, 2022	13,298,486

(1)	It only includes Convertible Notes issued in exchange for the settlement of Chapter 11 claims.

(2)	Part of the Convertible Notes received in cash and the rest in exchange for the settlement of Chapter 11 claims.

Schedule of equity portion is recognized under other equity
	Convertible	Convertible	Convertible	Total Convertible
Concepts	Notes G	Notes H	Notes I	Notes
	THUS$	THUS$	THUS$	THUS$
Face Value	1,115,996	1,372,837	6,863,427	9,352,260
Adjustment to fair value
Convertible Notes at the date of issue	(923,616)	-	(2,686,854)	(3,610,470)
Issuance cost	-	(24,812)	(705,467)	(730,279)
Subtotal	(923,616)	(24,812)	(3,392,321)	(4,340,749)
Fair Value of Notes	192,380	1,348,025	3,471,106	5,011,511
Debt component at the date of issue		(102,031)	-	(102,031)
Equity component at the date of issue	192,380	1,245,994	3,471,106	4,909,480

Schedule of converted into share
	Convertible	Convertible	Convertible	Total Convertible
Concepts	Notes G	Notes H	Notes I	Notes
	ThUS$	ThUS$	ThUS$	ThUS$
Conversion percentage	100.000%	99.997%	100.000%
Conversion option of convertible notes exercised	1,115,996	1,270,767	6,863,427	9,250,190
Converted debt component	-	102,031	-	102,031
Total Converted Notes	1,115,996	1,372,798	6,863,427	9,352,221

Schedule of movement of reserves of share-based payments
		Stock
	Opening	option	Closing
Periods	balance	plan	balance
	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2020	36,289	946	37,235
From January 1 to December 31, 2021	37,235	-	37,235
From January 1 to December 31, 2022	37,235	-	37,235

Schedule of other sundry reserves
Periods	Opening balance	Transactions with non-controlling interest	Legal reserves	Other sundry reserves	Closing balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2020	2,452,469	(3,125)	2,675	-	2,452,019
From January 1 to December 31, 2021	2,452,019	(3,383)	(538)	-	2,448,098
From January 1 to December 31, 2022	2,448,098	-	-	(4,420,749)	(1,972,651)

Schedule of other sundry reserves
	As of	As of	As of
	December 31,	December 31,	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Higher value for TAM S.A. share exchange (1)	2,665,692	2,665,692	2,665,692
Reserve for the adjustment to the value of fixed assets (2)	2,620	2,620	2,620
Transactions with non-controlling interest (3)	(216,656)	(216,656)	(213,273)
Adjustment to the fair value of the New Convertible Notes (4)	(3,610,470)	-	-
Cost of issuing shares and New Convertible Notes (5)	(810,279)	-	-
Others	(3,558)	(3,558)	(3,020)
Total	(1,972,651)	2,448,098	2,452,019

(1)	Corresponds to the difference between the value of the shares of TAM S.A., acquired by Sister Holdco S.A. (under the Subscriptions) and by Holdco II S.A. (by virtue of the Exchange Offer), which is recorded in the declaration of completion of the merger by absorption, and the fair value of the shares exchanged by LATAM Airlines Group S.A. as of June 22, 2012.

(2)	Corresponds to the technical revaluation of the fixed assets authorized by the Commission for the Financial Market in the year 1979, in Circular No. 1529. The revaluation was optional and could be made only once; the originated reserve is not distributable and can only be capitalized.

(3)	The balance as of December 31, 2022 corresponds to the loss generated by: Lan Pax Group S.A. e Inversiones Lan S.A. in the acquisition of shares of Aerovías de Integración Regional Aires S.A. for ThUS $ (3,480) and ThUS $ (20), respectively; the acquisition of TAM S.A. of the minority interest in Aerolinhas Brasileiras S.A. for ThUS $ (885), the acquisition of Inversiones Lan S.A. of the minority participation in Aires Integra Regional Airlines S.A. for an amount of ThUS $ (2) and the acquisition of a minority stake in Aerolane S.A. by Lan Pax Group S.A. for an amount of ThUS $ (21,526) through Holdco Ecuador S.A. (3) The loss due to the acquisition of the minority interest of Multiplus S.A. for ThUS $ (184,135) (see Note 1), (4) and the acquisition of a minority interest in LATAM Airlines Perú S.A through LATAM Airlines Group S.A for an amount of ThUS $ (3,225) and acquisition of the minority stake in LAN Argentina S.A. and Inversora Cordillera through Transportes Aéreos del Mercosur S.A. for an amount of ThUS $ (3,383).

(4)	The adjustment to the fair value of the Convertible Notes issued in exchange for settlement of Chapter 11 claims was valued considering the discount that each group of liabilities settled on at the emergence date. These relate to: gain on the haircut for the accounts payable and other accounts payable for ThUS$2,550,306 (see note 26d), gain on the haircut for the financial liabilities for ThUS$420,436 (see note 26e) and gain on the haircut of lease liabilities which is booked against the right of use asset for THUS$639,728.

(5)	Corresponds to 20% of the sum of the commitment of new funds of the Backstop Parties under the Series I Convertible Bonds and the New Paid Shares, plus additional costs for extension of the Backstop agreement.

Schedule of movement of reserves with effect in other comprehensive income
	Currency translation reserve	Cash flow hedging reserve	Gains (Losses) on change on value of time value of options	Actuarial gain or loss on defined benefit plans reserve	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	(2,890,287)	56,892	-	(22,940)	(2,856,335)
Change in fair value of hedging instrument recognised in OCI	-	(105,776)	-	-	(105,776)
Reclassified from OCI to profit or loss	-	(13,016)	-	-	(13,016)
Deferred tax	-	959	-	-	959
Actuarial reserves by employee benefit plans	-	-	-	(3,968)	(3,968)
Deferred tax actuarial IAS by employee benefit plans	-	-	-	923	923
Translation difference subsidiaries	(900,226)	-	-	-	(900,226)
Closing balance as of December 31, 2020	(3,790,513)	(60,941)	-	(25,985)	(3,877,439)
Increase (decrease) due to application of new accounting standars	-	380	(380)		-
Opening balance as of January 1, 2021	(3,790,513)	(60,561)	(380)	(25,985)	(3,877,439)
Change in fair value of hedging instrument recognised in OCI	-	39,602	(23,692)	-	15,910
Reclassified from OCI to profit or loss	-	(16,641)	6,509	-	(10,132)
Deferred tax	-	(58)	-	-	(58)
Actuarial reserves by employee benefit plans	-	-	-	10,017	10,017
Deferred tax actuarial IAS by employee benefit plans	-	-	-	(2,782)	(2,782)
Translation difference subsidiaries	18,354	(732)	-	-	17,622
Closing balance as of December 31, 2021	(3,772,159)	(38,390)	(17,563)	(18,750)	(3,846,862)
Opening balance as of January 1, 2022	(3,772,159)	(38,390)	(17,563)	(18,750)	(3,846,862)
Change in fair value of hedging instrument recognised in OCI	-	51,323	(23,845)	-	27,478
Reclassified from OCI to profit or loss	-	31,293	19,946	-	51,239
Reclassified from OCI to the value of the hedged asset	-	(8,143)	-	-	(8,143)
Deferred tax	-	(235)	-	-	(235)
Actuarial reserves by employee benefit plans	-	-	-	(9,933)	(9,933)
Deferred tax actuarial IAS by employee benefit plans	-	-	-	566	566
Translation difference subsidiaries	(33,401)	694	(160)	-	(32,867)
Closing balance as of December 31, 2022	(3,805,560)	36,542	(21,622)	(28,117)	(3,818,757)

Schedule of movement of retained earnings
Periods	Opening balance	Result for the period	Dividends	Closing balance
	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2020	352,272	(4,545,887)	-	(4,193,615)
From January 1 to December 31, 2021	(4,193,615)	(4,647,491)	-	(8,841,106)
From January 1 to December 31, 2022	(8,841,106)	1,339,210	-	(7,501,896)